Additional Information about Derivative Assets and Liabilities Subject to Enforceable Master Netting Arrangement (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Derivative [Line Items]
Gross amounts recognized, derivatives assets	$ 943		$ 1,159		$ 1,530
Gross amounts recognized, derivatives liabilities	803		930		1,194
Subject to enforceable master netting arrangement
Derivative [Line Items]
Net amounts presented in the balance sheet	597		764		1,026
Gross amounts not offset in the balance sheet, financial instruments, net derivatives	0		0		0
Gross amounts not offset in the balance sheet, collateral pledged/received	(536)		(779)		(995)
Over collateraliazation	(10)		75		27
Net amount	51		60		58
Derivative assets | Subject to enforceable master netting arrangement
Derivative [Line Items]
Gross amounts recognized, derivatives assets	1,001	[1]	1,196	[2]	1,530	[3]
Gross amounts offset in the balance sheet, derivatives assets	0	[1]	0	[2]	0	[3]
Net amounts presented in the balance sheet, derivatives assets	1,001	[1]	1,196	[2]	1,530	[3]
Gross amounts not offset in the balance sheet, financial instruments, derivative assets	(340)	[1]	(368)	[2]	(478)	[3]
Gross amounts not offset in the balance sheet, collateral pledged/received	(615)	[1]	(840)	[2]	(1,023)	[3]
Over collateraliazation	9	[1]	84	[2]	39	[3]
Net amount, derivatives assets	55	[1]	72	[2]	68	[3]
Derivative liabilities | Subject to enforceable master netting arrangement
Derivative [Line Items]
Gross amounts recognized, derivatives liabilities	404	[4]	432	[5]	504	[6]
Gross amounts offset in the balance sheet, derivatives liabilities	0	[4]	0	[5]	0	[6]
Net amounts presented in the balance sheet, derivatives liabilities	404	[4]	432	[5]	504	[6]
Gross amounts not offset in the balance sheet, financial instruments, derivative liabilities	(340)	[4]	(368)	[5]	(478)	[6]
Gross amounts not offset in the balance sheet, collateral pledged/received	(79)	[4]	(61)	[5]	(28)	[6]
Over collateraliazation	19	[4]	9	[5]	12	[6]
Net amount, derivatives liabilities	$ 4	[4]	$ 12	[5]	$ 10	[6]

[1]	Included $64 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives.
[2]	Included $47 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives.
[3]	Included $46 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives.
[4]	Included $27 million of accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives and derivatives related to securitization entities.
[5]	Included $10 million of accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives and derivatives related to securitization entities.
[6]	Included $13 million of accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives and derivatives related to securitization entities.